FEDERATED MANAGED POOL SERIES

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                                 June 6, 2006

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MANAGED POOL SERIES (the "Registrant")
            Federated Corporate Bond Strategy Portfolio (the "Fund")

           1933 Act File No. 333-128884
           1940 Act File No. 811-21822

Dear Sir or Madam:

      Enclosed are filing materials for Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant.

      This filing has been redlined to indicate changes that have been made to the Registration Statement since Pre-Effective Amendment No. 1 filing on November 30, 2005. Also included in Part A of the registration Statement is the "Hypothetical Investment and Expense Information" that reflects zero expenses consistent with the disclosure in the Fund's fee table.

      Reference is made to our comment response correspondence filed November 22, 2005.

      Assuming that all changes to the Registration Statement meet with your approval, the Registrant and its principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to 10:00 A.M. on June 12, 2006 or as soon thereafter as the Commission shall deem appropriate.

      If I may offer any further information about this filing, please do not hesitate to contact Diane J. Palmer at (412) 288-6812.

                                                Very truly yours,



                                                /s/ Todd C. Gibson
                                                Todd C. Gibson
                                                Secretary,
                                                Federated Securities Corp.



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary
                                                Federated Managed Pool Series